Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Geographic Information of Revenue and Long-Lived Assets

The Company’s geographic information of revenue and long-lived assets is as follows:

	Revenue		Long-Lived Assets
	Six Months Ended June 30,		As of June 30, 2026	As of December 31, 2025
	2026	2025
United States	$1,793	$1,114	$6,602	$5,583
United Kingdom	—	336	193	367
Italy	—	—	353	531
Total	$1,793	$1,450	$7,147	$6,481

The Company’s geographic information of revenue and long-lived assets is as follows:

	Year ended December 31,
	2025		2024
	Revenue	Long-Lived Assets	Revenue	Long-Lived Assets
United States	$3,821	$5,583	$800	$3,482
United Kingdom	336	367	—	523
Italy	—	531	—	446
Total	$4,157	$6,481	$800	$4,451